Stock Options (Tables)	3 Months Ended
Mar. 31, 2023
Stock Options
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the three months ended March 31, 2023 and the year ended December 31, 2022 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2021	7,640,000	$0.12
Granted	7,210,000	0.27
Exercised	(3,345,000)	0.20
Expired	(5,000)	0.74
Outstanding, December 31, 2022	11,500,000	$0.19
Exercised	(550,000)	0.25
Outstanding, March 31, 2023	10,950,000	$0.18
Exercisable, March 31 2023	10,180,000	$0.18

Schedule of Stock Options Outstanding and Exercisable

At March 31, 2023 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
1,550,000	0.12	October 24, 2023	1,550,000
3,600,000	0.13	September 19, 2024	3,600,000
640,000	0.06	July 31, 2025	640,000
2,560,000	0.22	July 26, 2025	1,790,000
250,000	0.28	June 6, 2026	250,000
2,350,000	0.44	December 9, 2024	2,350,000
10,950,000			10,180,000